Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage revenues, net	$ 100,716	$ 51,934	$ 244,020
Service revenues, net	0	0	725,805
Revenues	100,716	51,934	969,825
Vessels and drilling units operating expenses	(59,348)	(45,563)	(371,074)
Depreciation and amortization	(14,966)	(3,466)	(227,652)
Goodwill impairment	0	(7,002)	0
Loss on contract cancellation	0	0	(28,241)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	4,125	(106,343)	(1,057,116)
General and administrative expenses	(30,972)	(39,708)	(104,912)
Gain/(loss) on interest rate swaps	0	(403)	11,601
Gain on debt restructuring	0	10,477	0
Income taxes	(152)	(38)	(37,119)
Net income/(loss)	(42,544)	(198,686)	(2,808,086)
Net income/(loss) attributable to Dryships Inc.	(42,544)	(198,686)	(2,847,061)
Interest and finance cost	(14,707)	(8,857)	(177,655)
Interest income	1,365	81	6,050
Change in fair value of derivatives (gain)/loss	0	(2,193)	(10,848)
Total assets	900,925	193,730	476,052
Drybulk Segment
Voyage revenues, net	65,723	30,777	115,598
Vessels and drilling units operating expenses	(40,024)	(30,969)	(87,704)
Depreciation and amortization	(7,326)	0	(65,607)
Loss on contract cancellation	0	0	(28,241)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	4,425	(35,470)	(1,000,485)
General and administrative expenses	(19,095)	(29,822)	(44,519)
Gain/(loss) on interest rate swaps	0	(917)	567
Gain on debt restructuring	0	10,477	0
Income taxes	(56)	0	0
Net income/(loss)	(23,676)	(69,966)	(1,180,056)
Net income/(loss) attributable to Dryships Inc.	(23,676)	(69,966)	(1,180,056)
Interest and finance cost	(13,476)	(8,706)	(45,321)
Interest income	1,310	66	76
Change in fair value of derivatives (gain)/loss	0	(1,957)	(10,768)
Total assets	348,657	162,532	342,287
Offshore Support Segment
Voyage revenues, net	3,819	21,157	8,118
Vessels and drilling units operating expenses	(4,749)	(14,587)	(3,977)
Depreciation and amortization	(950)	(3,466)	(672)
Goodwill impairment	0	(7,002)	0
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(300)	(70,873)	0
General and administrative expenses	(7,677)	(9,849)	(2,858)
Income taxes	(20)	(38)	(188)
Net income/(loss)	(13,322)	(86,553)	(2,711)
Net income/(loss) attributable to Dryships Inc.	(13,322)	(86,553)	(2,657)
Interest and finance cost	(24)	(93)	(105)
Interest income	25	13	2
Change in fair value of derivatives (gain)/loss	0	0	(6)
Total assets	26,871	31,191	131,124
Drilling Segment
Service revenues, net			725,805
Vessels and drilling units operating expenses			(259,623)
Depreciation and amortization			(155,352)
General and administrative expenses			(46,989)
Gain/(loss) on interest rate swaps			9,588
Income taxes			(36,931)
Net income/(loss)			(1,601,451)
Net income/(loss) attributable to Dryships Inc.			(1,640,480)
Interest and finance cost			(123,463)
Interest income			5,954
Change in fair value of derivatives (gain)/loss			349
Total assets			0
Tanker Segment
Voyage revenues, net	20,858	0	120,304
Vessels and drilling units operating expenses	(8,830)	(7)	(19,770)
Depreciation and amortization	(4,652)	0	(6,021)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	0	0	(56,631)
General and administrative expenses	(2,384)	(37)	(10,546)
Gain/(loss) on interest rate swaps	0	514	1,446
Net income/(loss)	(4,492)	(713)	(23,868)
Net income/(loss) attributable to Dryships Inc.	(4,492)	(713)	(23,868)
Interest and finance cost	(4)	(58)	(8,766)
Interest income	0	2	18
Change in fair value of derivatives (gain)/loss	0	(236)	(422)
Total assets	202,543	$ 7	$ 2,641
Gas Carrier Segment
Voyage revenues, net	10,316
Vessels and drilling units operating expenses	(5,745)
Depreciation and amortization	(2,038)
General and administrative expenses	(1,816)
Income taxes	(76)
Net income/(loss)	(1,054)
Net income/(loss) attributable to Dryships Inc.	(1,054)
Interest and finance cost	(1,203)
Interest income	30
Total assets	322,854
Other
Total assets	$ 34,000